PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Amounts Recognized in the Consolidated Income Statement (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Included in the Unaudited Interim Consolidated Income Statement
Disclosure of defined benefit plans [line items]
Current service cost	€ (6)	€ (6)	€ (14)	€ (12)
Past service cost	(2)	0	(2)	0
Net interest	(3)	(4)	(6)	(8)
Immediate recognition of gains / (losses) arising over the period	(1)	(2)	0	(2)
Administration expenses	(1)	0	(1)	(1)
Total	(13)	(12)	(23)	(23)
Pension Benefits | Included in the Unaudited Interim Consolidated Income Statement
Disclosure of defined benefit plans [line items]
Current service cost	(5)	(5)	(11)	(9)
Past service cost	0	0	0	0
Net interest	(2)	(2)	(3)	(4)
Immediate recognition of gains / (losses) arising over the period	0	0	0	0
Administration expenses	(1)	0	(1)	(1)
Total	(8)	(7)	(15)	(14)
Other Benefits
Disclosure of defined benefit plans [line items]
Past service cost			(2)		€ (3)	€ (36)
Other Benefits | Included in the Unaudited Interim Consolidated Income Statement
Disclosure of defined benefit plans [line items]
Current service cost	(1)	(1)	(3)	(3)
Past service cost	(2)	0	(2)	0
Net interest	(1)	(2)	(3)	(4)
Immediate recognition of gains / (losses) arising over the period	(1)	(2)	0	(2)
Administration expenses	0	0	0	0
Total	€ (5)	€ (5)	€ (8)	€ (9)